Exploration and Evaluation Assets - Additional Information (Details) - Thacker Pass	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of royalty revenue	20.00%
Percentage of gross royalty revenue	8.00%
Cumulative payment	$ 22,000,000
Percentage royalty revenue, reduction	4.00%
Percentage of option to reduce royalty revenue	1.75%
2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	$ 160,500
2022
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	137,500
2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	$ 2,887,500